PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Change in fair value	$ (12)	$ 2,878
Brookfield Renewable
Disclosure of detailed information about property, plant and equipment [line items]
Change in fair value	$ (73)	$ (97)
Concession asset | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Useful lives, property, plant and equipment	30 years	30 years
Utility-scale solar
Disclosure of detailed information about property, plant and equipment [line items]
Change in fair value	$ (415)	$ (65)